February 11, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Blackstone Alternative Alpha Fund (File No. 005-86990) (the “Fund”)

Dear Sir/Madam,

Pursuant to Rule 13e-4 under the Securities Exchange Act of 1934, as amended (the “1934 Act”), enclosed for filing on behalf of the Fund please find the Final Amendment to the Fund’s tender offer statement pursuant to Section 13(e)(1) of the 1934 Act on Schedule TO in connection with the Fund’s tender offer first published, sent or given to the Fund’s shareholders on September 26, 2013 (the “Offer”). The Offer expired at 11:59 p.m., Eastern Time, on October 25, 2013.

Please direct any questions or comments related to this filing to the attention of Sarah S. Clinton of Ropes & Gray LLP at (617) 951-7375 or sarah.clinton@ropesgray.com.

Sincerely,

/s/ James P. Hannigan

James P. Hannigan

Enclosures

cc: Sarah S. Clinton, Esq.

Blackstone Alternative Asset Management L.P.
345 Park Avenue New York NY 10154
T 212 583 5000 F 212 583 5749
www.blackstone.com